Hedging Instruments - Summary of Forward Foreign Currency Contracts (Details) - Forward Foreign Currency Contracts € in Thousands	Sep. 30, 2025 EUR (€) Rate	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 600,400	€ 970,000	€ 470,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.1
Less than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 492,750	€ 470,000
Weighted average forward price (EUR/USD) | Rate	1.1	1.1
Greater than 12 months
Disclosure of detailed information about hedged items [line items]
Notional amount | €	€ 107,650	€ 500,000
Weighted average forward price (EUR/USD) | Rate	1.11	1.1